Note 7 - Accrued Interest Receivable (Details) - Accrued Interest Receivable - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Note 7 - Accrued Interest Receivable (Details) - Accrued Interest Receivable [Line Items]
Interest receivable	$ 2,254	$ 1,713
Securities Available for Sale [Member]
Note 7 - Accrued Interest Receivable (Details) - Accrued Interest Receivable [Line Items]
Interest receivable	422	348
Loan Receivable [Member]
Note 7 - Accrued Interest Receivable (Details) - Accrued Interest Receivable [Line Items]
Interest receivable	$ 1,832	$ 1,365